CONSOLIDATED BALANCE SHEETS	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW
Current assets:
Cash and cash equivalents	$ 26,017,000	28,382,000,000	31,222,000,000
Short-term financial instruments	13,292,000	14,500,000,000	18,000,000,000
Accounts receivable, net (including related party balances of 1,710 and 1,325, respectively)	4,729,000	5,159,000,000	5,333,000,000
Current portion of deferred income tax assets			1,433,000,000
Prepaid expenses	875,000	954,000,000	619,000,000
Other current assets (including related party balances of 63 and 40, respectively)	1,555,000	1,697,000,000	2,044,000,000
Total current assets	46,468,000	50,692,000,000	58,651,000,000
Property and equipment, net	1,112,000	1,213,000,000	2,315,000,000
Leasehold and other deposits	859,000	937,000,000	5,569,000,000
Capitalized software development cost	7,840,000	8,553,000,000	12,543,000,000
Other intangible assets	193,000	210,000,000	166,000,000
Goodwill	1,109,000	1,210,000,000	1,210,000,000
Deferred income tax assets			7,173,000,000
Other non-current assets	258,000	281,000,000	138,000,000
Total assets	57,839,000	63,096,000,000	87,765,000,000
Current liabilities:
Accounts payable (including related party balances of 279 and 99, respectively)	2,487,000	2,713,000,000	4,374,000,000
Deferred revenue (including related party balances of 479 and 298, respectively)	5,250,000	5,727,000,000	5,782,000,000
Accrued expense (including related party balances of nil and 15, respectively)	721,000	787,000,000	573,000,000
Other current liabilities	389,000	424,000,000	671,000,000
Total current liabilities	8,847,000	9,651,000,000	11,400,000,000
Long-term deferred revenue (including related party balances of 4,998 and 4,699, respectively)	4,829,000	5,268,000,000	6,875,000,000
Accrued severance benefits	94,000	103,000,000	263,000,000
Other non-current liabilities	208,000	226,000,000	227,000,000
Total liabilities	13,978,000	15,248,000,000	18,765,000,000
Commitments and contingencies (See Note 11)
Parent Company Shareholders' equity:
Preferred shares, 500 par value, 2,000,000 shares authorized, and no shares issued and outstanding at December 31, 2013 and 2014
Common shares, 500 par value, 38,000,000 shares authorized, and 6,948,900 shares issued and outstanding at December 31, 2013 and 2014	3,185,000	3,474,000,000	3,474,000,000
Additional paid-in capital	68,822,000	75,076,000,000	75,076,000,000
Accumulated deficit	(29,148,000)	(31,796,000,000)	(10,889,000,000)
Accumulated other comprehensive income	1,394,000	1,521,000,000	1,674,000,000
Total parent company shareholders' equity	44,253,000	48,275,000,000	69,335,000,000
Non-controlling interest	(392,000)	(427,000,000)	(335,000,000)
Total equity	43,861,000	47,848,000,000	69,000,000,000
Total liabilities and equity	$ 57,839,000	63,096,000,000	87,765,000,000